Restructuring (Tables)	6 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring-related charges
During the six months ended June, 2023, the following restructuring-related charges were included in the Consolidated Statement of Operations:

	Severance and other benefit-related costs	Accelerated depreciation charges	Accelerated hearing program charges	Total

Research and development	$2,138	$360	$129	$2,627
General and administrative	1,702	—	—	1,702

Total	$3,840	$360	$129	$4,329

Schdule of Changes to the liability for the restructuring
At June 30, 2023, the liability for the restructuring is classified as current and included in accrued expenses in the Consolidated Balance Sheets.

	Accelerated hearing program charges	Severance and other benefit-related costs	Total

Liability balance as of December 31, 2022	$—	$—	$—
Net charges	46	1,907	1,953

Liability balance as of June 30, 2023	$46	$1,907	$1,953